Acquisition - Identified Assets Acquired and Liabilities Assumed (Details) - Sable-EM Purchase Agreement [Member] $ in Thousands	Feb. 14, 2024 USD ($)
Business Acquisition [Line Items]
Total consideration	$ 985,809
Fair value of assets acquired:
Oil and gas properties	1,060,583
Materials and supplies	16,637
Other assets	4,621
Amount attributable to assets acquired	1,081,841
Fair value of liabilities assumed:
Asset retirement obligations	90,073
Other current liabilities	827
Deferred tax liability	1,209
Other long term liabilities	3,923
Amounts attributable to liabilities assumed	96,032
Net assets acquired and liabilities assumed	$ 985,809